--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                          Tax-Managed U.S. Marketwide
                               Value Portfolio II

                                 Annual Report

                        Period Ending November 30, 1999

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. MARKETWIDE VALUE SERIES
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-15
    Statement of Assets and Liabilities.................................      16
    Statement of Operations.............................................      17
    Statements of Changes in Net Assets.................................      18
    Financial Highlights................................................      19
    Notes to Financial Statements.......................................   20-21
    Report of Independent Accountants...................................      22

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           TAX-MANAGED U.S.         RUSSELL 3000
GROWTH OF $10,000   MARKETWIDE VALUE PORTFOLIO II    VALUE INDEX
                                           $10,000        $10,000
Jan-99                                     $10,048        $10,056
Feb-99                                      $9,660         $9,872
Mar-99                                     $10,009        $10,056
Apr-99                                     $11,201        $10,994
May-99                                     $11,366        $10,905
Jun-99                                     $11,646        $11,228
Jul-99                                     $11,200        $10,903
Aug-99                                     $10,803        $10,500
Sep-99                                     $10,241        $10,144
Oct-99                                     $10,406        $10,670
Nov-99                                     $10,348        $10,595

TOTAL                FROM
RETURN (%)       JANUARY 1999
------------------------------
                     3.48

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES WHICH IN TURN INVESTS IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust
  Company (Cost $26,249)++ at Value......................................................  $    26,416
Receivable for Fund Share Sold...........................................................           25
Prepaid Expenses and Other assets........................................................            4
                                                                                           -----------
    Total Assets.........................................................................       26,445
                                                                                           -----------

LIABILITIES:
Payable for Investment Securities Purchased..............................................           25
Accrued Express of Other Liabilities.....................................................            6
                                                                                           -----------
    Total Liabilities....................................................................           31
                                                                                           -----------

NET ASSETS...............................................................................  $    26,414
                                                                                           ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (200,000,000 Shares Authorized)........................................................    2,474,067
                                                                                           ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     10.68
                                                                                           ===========

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    25,741
Undistributed Net Investment Income......................................................          185
Undistributed Net Realized Gain..........................................................          321
Unrealized Appreciation of Investment Securities.........................................          167
                                                                                           -----------
    Total Net Assets.....................................................................  $    26,414
                                                                                           ===========

--------------------------------------------------------------------------------
  ++  Cost for federal income taxes is $26,267.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                        FOR THE PERIOD DECEMBER 16, 1998

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income Received from The DFA Investment Trust Company.....................  $     263
                                                                                             ---------
      Total Investment Income..............................................................        263
                                                                                             ---------

EXPENSES
  Administrative Services..................................................................         --
  Accounting & Transfer Agent Fees.........................................................         37
  Shareholder Services.....................................................................         --
  Legal Fees...............................................................................         12
  Audit Fees...............................................................................         --
  Filing Fees..............................................................................         10
  Shareholders' Reports....................................................................         16
  Directors' Fees and Expenses.............................................................         --
  Offering Costs...........................................................................         29
  Other....................................................................................          1
                                                                                             ---------
      Total Expenses.......................................................................        105
                                                                                             ---------
  NET INVESTMENT INCOME....................................................................        158
                                                                                             ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investment Securities...............................................        321
  Change in Unrealized Appreciation of Investment Securities...............................        167
                                                                                             ---------
  NET GAIN ON INVESTMENT SECURITIES........................................................        488
                                                                                             ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $     646
                                                                                             =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE PERIOD DECEMBER 16, 1998

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INCREASE IN NET ASSETS
Operations:
  Net Investment Income...............................................................  $     158
  Net Realized Gain on Investment Securities..........................................        321
  Change in Unrealized Appreciation of Investment Securities..........................        167
                                                                                        ---------
      Net Increase in Net Assets Resulting from Operations............................        646
                                                                                        ---------

Distributions From:
  Net Investment Income...............................................................         --
  Net Realized Gains..................................................................         --
                                                                                        ---------

      Total Distributions.............................................................         --
                                                                                        ---------

Capital Share Transactions (1):
  Shares Issued.......................................................................     28,965
  Shares Issued in Lieu of Cash Distributions.........................................         --
  Shares Redeemed.....................................................................     (3,197)
                                                                                        ---------

      Net Increase From Capital Share Transactions....................................     25,768
                                                                                        ---------
      Total Increase..................................................................     26,414
NET ASSETS
  Beginning of Period.................................................................         --
                                                                                        ---------
  End of Period.......................................................................  $  26,414
                                                                                        =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................................................................      2,769
   Shares Issued in Lieu of Cash Distributions........................................         --
   Shares Redeemed....................................................................       (295)
                                                                                        ---------
                                                                                            2,474
                                                                                        =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS
                        FOR THE PERIOD DECEMBER 16, 1998
                          (COMMENCEMENT OF OPERATIONS)
                              TO NOVEMBER 30, 1999
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period..................................................  $   10.00
                                                                                        ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............................................................       0.06
  Net Gains on Securities (Realized and Unrealized)...................................       0.62
                                                                                        ---------
    Total from Investment Operations..................................................       0.68
                                                                                        ---------
LESS DISTRIBUTIONS
  Net Investment Income...............................................................         --
  Net Realized Gains..................................................................         --
                                                                                        ---------
    Total Distributions...............................................................         --
                                                                                        ---------
Net Asset Value, End of Period........................................................  $   10.68
                                                                                        =========
Total Return..........................................................................       6.80%#

Net Assets, End of Period (thousands).................................................  $  26,414
Ratio of Expenses to Average Net Assets (1)...........................................       0.96%*(a)
Ratio of Net Investment Income to Average Net Assets..................................       0.99%*(a)
Portfolio Turnover Rate...............................................................        N/A
Portfolio Turnover Rate of Master Fund Series.........................................       9.72%*

--------------

  *  Annualized

  #  Non-Annualized

N/A  Refer to the Master Fund Series.

 (a) Because of commencement of operations and related preliminary transaction costs, including offering costs, these ratios are not necessarily indicative of future ratios.

 (1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently consists of fifteen portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 21% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Feeder Fund.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Master Fund are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended November 30, 1999, the Portfolio did not pay an administration fee.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   3,084
Gross Unrealized Depreciation............................     (2,935)
                                                           ---------
  Net....................................................  $     149
                                                           =========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ending November 30, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio II (constituting a portfolio within the Dimensional Investment Group, Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period
December 16, 1998 (commencement of operations) through November 30, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000    TAX-MANAGED U.S. MARKETWIDE VALUE SERIES   RUSSELL 3000 VALUE INDEX
                                                       $10,000                    $10,000
Jan-99                                                 $10,068                    $10,056
Feb-99                                                  $9,710                     $9,872
Mar-99                                                 $10,059                    $10,056
Apr-99                                                 $11,262                    $10,994
May-99                                                 $11,437                    $10,905
Jun-99                                                 $11,718                    $11,228
Jul-99                                                 $11,272                    $10,903
Aug-99                                                 $10,884                    $10,500
Sep-99                                                 $10,321                    $10,144
Oct-99                                                 $10,486                    $10,670
Nov-99                                                 $10,428                    $10,595

TOTAL                FROM
RETURN (%)       JANUARY 1999
------------------------------
                     4.28

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (95.8%)
 AAR Corp..............................................       4,000    $     66,000
 *ACX Technologies, Inc................................       4,600          42,550
 AK Steel Holding Corp.................................      13,235         219,205
 *AMF Bowling, Inc.....................................       8,300          26,456
 *AMR Corp.............................................      26,900       1,637,537
 AVX Corp..............................................       7,000         286,562
 *Acceptance Insurance Companies, Inc..................       2,100          13,387
 *Advanced Micro Devices, Inc..........................      24,400         689,300
 #Advanta Corp. Class A................................       1,900          33,131
 Advanta Corp. Class B Non-Voting......................       2,000          25,750
 Aegon NV..............................................       6,319         569,500
 Aetna, Inc............................................      28,600       1,562,275
 *Aftermarket Technology Corp..........................         300           2,587
 Agco Corp.............................................       9,600         121,800
 *Agribiotech, Inc.....................................      11,100          35,728
 *Agribrands International, Inc........................       2,000          94,125
 Airborne Freight Corp.................................       8,400         194,775
 *Airgas, Inc..........................................      11,500         112,125
 *Alaska Air Group, Inc................................       4,500         171,000
 Albemarle Corp........................................       3,900          75,562
 Alexander & Baldwin, Inc..............................       9,400         214,437
 *Allegheny Corp.......................................         612         117,504
 *Allen Telecom, Inc...................................       4,300          40,312
 Alliance Bancorp......................................       1,700          33,787
 *Alliance Semiconductor Corp..........................       3,900          56,306
 Alliant Energy Corp...................................      12,700         343,694
 Allmerica Financial Corp..............................       8,700         480,131
 *Allstate Corp........................................      90,100       2,359,494
 Amcol International Corp..............................       1,900          33,725
 Amerada Hess Corp.....................................       9,200         533,025
 *Amerco, Inc..........................................       3,000          78,562
 *America West Holdings Corp. Class B..................       5,875         118,602
 American Annuity Group, Inc...........................       6,600         106,425
 American Business Products, Inc.......................       1,400          14,962
 American Financial Group, Inc.........................       9,700         261,294
 *American Freightways Corp............................       4,700          81,222
 American Greetings Corp. Class A......................      10,400         245,050
 American National Insurance Co........................       4,100         273,419
 Amerus Life Holdings, Inc. Class A....................       4,000          94,250
 *Amtran, Inc..........................................       1,000          19,500
 *Anicom, Inc..........................................       5,000          23,203
 *Anixter International, Inc...........................       3,400          69,275
 Apache Corp...........................................       9,800         350,962
 *Applied Graphics Technologies, Inc...................       3,000          28,312
 Applied Industrial Technologies, Inc..................       3,700          63,362
 *Arcadia Financial, Ltd...............................       6,700          30,150
 *Arch Chemicals, Inc..................................       5,500          85,937
 Arch Coal, Inc........................................       5,500          53,625
 Archer-Daniels Midland Co.............................     114,270       1,421,233
 Arctic Cat, Inc.......................................       3,000          30,562
 Argonaut Group, Inc...................................       3,900          90,187
 Arnold Industries, Inc................................       3,700          46,828
 *Arrow Electronics, Inc...............................      24,800         567,300
 *Ascent Entertainment Group, Inc......................       1,600          19,350
 Ashland, Inc..........................................      16,700         563,625
 *Audiovox Corp. Class A...............................       1,900          56,525
                                                            SHARES           VALUE+
                                                            ------           ------
 *Aurora Foods, Inc....................................       2,000    $     18,000
 *AutoNation, Inc......................................      97,400         907,037
 Avado Brands, Inc.....................................       3,500          16,953
 *Avid Technology, Inc.................................       3,500          39,047
 *Avis Rent A Car, Inc.................................       4,700          89,887
 *Avnet, Inc...........................................       6,744         370,498
 *Aztar Corp...........................................       7,400          79,087
 *BJ Services, Co......................................       6,500         226,687
 Baldwin & Lyons, Inc. Class B.........................         900          18,619
 Bancwest Corp.........................................       6,300         277,594
 Bandag, Inc...........................................       1,000          24,250
 Bandag, Inc. Class A..................................       1,200          25,050
 BankAtlantic Bancorp, Inc. Class A....................         150             684
 BankAtlantic Bancorp, Inc. Class B....................       2,000          11,187
 Banta Corp............................................       3,000          65,812
 *Barrett Resources Corp...............................       3,000          79,687
 Bassett Furniture Industries, Inc.....................       1,500          23,812
 *Battle Mountain Gold Co..............................      10,900          27,250
 Bay View Capital Corp.................................       2,600          43,550
 Bear Stearns Companies, Inc...........................      20,522         837,554
 *Belco Oil & Gas Corp.................................       3,500          21,656
 Belo (A.H.) Corp. Class A.............................      17,300         311,400
 Bergen Brunswig Corp. Class A.........................      33,265         274,436
 Berkley (W.R.) Corp...................................       3,500          75,031
 *Berlitz International, Inc...........................       1,000          19,625
 *Bethlehem Steel Corp.................................      25,766         161,037
 *Beverly Enterprises..................................      21,000          84,000
 Bindley Western Industries, Inc.......................       3,700          49,025
 *Bio-Rad Laboratories, Inc. Class A...................       1,000          24,687
 Birmingham Steel Corp.................................       4,700          34,075
 Block Drug Co., Inc. Class A..........................       2,369          69,293
 *Boca Resorts, Inc....................................       6,700          58,625
 Boise Cascade Corp....................................       9,200         318,550
 *Boise Cascade Office Products Corp...................      14,000         161,000
 *Borders Group, Inc...................................       1,000          15,500
 Borg Warner Automotive, Inc...........................       3,900         157,950
 Bowater, Inc..........................................       8,000         392,000
 Bowne & Co., Inc......................................       5,400          63,787
 *Boyd Gaming Corp.....................................       5,300          32,794
 *Brightpoint, Inc.....................................       6,100          67,672
 Brookline Bancorp, Inc................................       6,700          67,209
 *Brown (Tom), Inc.....................................       3,700          43,359
 Brown Shoe Company, Inc...............................       2,800          44,100
 Brunswick Corp........................................      14,100         307,556
 Brush Wellman, Inc....................................       3,500          56,875
 *Budget Group, Inc....................................       5,100          39,844
 *Buffets, Inc.........................................       3,900          41,559
 Burlington Coat Factory Warehouse Corp................       4,000          51,250
 *Burlington Industries, Inc...........................         500           1,844
 Burlington Northern Santa Fe Corp.....................      91,000       2,639,000
 *Bush Boake Allen, Inc................................       3,000          75,375
 *CB Richard Ellis Services, Inc.......................       3,500          45,937
 *CBRL Group, Inc......................................       9,400         103,987
 *CICOR International, Inc.............................       1,150          12,506
 CK Witco Corp.........................................       5,637          60,245
 *CNA Financial Corp...................................      34,700       1,353,300
 CNA Surety Corp.......................................       1,000          11,125
 *CSS Industries, Inc..................................       2,000          42,750

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 CSX Corp..............................................      41,600    $  1,479,400
 *Cabletron Systems, Inc...............................      17,300         396,819
 Calgon Carbon Corp....................................       6,100          37,362
 Capital Re Corp.......................................       3,900          53,625
 *Caribiner International, Inc.........................       1,600          14,200
 *Carmike Cinemas, Inc. Class A........................       1,000          12,500
 Carolina First Corp...................................         100           2,047
 Carpenter Technology Corp.............................       3,700          97,125
 Carter-Wallace, Inc...................................       3,600          65,025
 Cash America International, Inc.......................       3,000          26,062
 *Castle & Cooke, Inc..................................       2,300          29,037
 Castle (A.M.) & Co....................................       1,400          16,450
 Cato Corp. Class A....................................       1,400          18,287
 *Centex Corp..........................................       8,500         201,875
 *Champion Enterprises, Inc............................      10,600          90,762
 Champion International Corp...........................      14,900         826,019
 *Charming Shoppes, Inc................................      16,600         107,641
 *Checkpoint System, Inc...............................       5,700          45,244
 Chemed Corp...........................................       1,000          26,000
 Chesapeake Corp.......................................       3,500         111,781
 Chiquita Brands International, Inc....................      10,800          47,250
 *Chris-Craft Industries, Inc..........................       3,957         274,517
 Cincinnati Financial Corp.............................      33,100       1,101,609
 Circle International, Inc.............................       1,200          29,025
 *Citation Corp........................................       2,200          37,262
 Cleveland Cliffs, Inc.................................       2,000          58,500
 Coachmen Industries, Inc..............................       3,000          42,937
 *Coca-Cola Enterprises, Inc...........................      46,300         980,981
 *Coherent, Inc........................................       3,000          79,312
 Columbus McKinnon Corp................................       1,000          10,312
 *Comfort Systems USA, Inc.............................       9,100          75,075
 Commerce Group, Inc...................................       5,800         161,675
 Commercial Metals Co..................................       2,400          76,800
 Commonwealth Bancorp, Inc.............................       2,000          33,125
 Commonwealth Industries, Inc..........................       2,800          36,312
 *Compucom Systems, Inc................................       4,000          12,625
 *CompUSA, Inc.........................................       9,600          56,400
 Conseco, Inc..........................................      85,700       1,735,425
 *Consolidated Freightways Corp........................       3,400          30,919
 Consolidated Papers, Inc..............................       8,000         234,000
 *Consolidated Stores Corp.............................      16,100         253,575
 Cooper Tire & Rubber Co...............................      12,700         190,500
 *Cordant Technologies, Inc............................       5,000         145,625
 Corn Products International, Inc......................       6,400         200,800
 *Cort Business Services Corp..........................       1,000          19,500
 Corus Bankshares, Inc.................................       1,400          39,900
 Countrywide Credit Industries, Inc....................      24,000         675,000
 *Coventry Health Care, Inc............................      13,400          77,469
 *Credit Acceptance Corp...............................       7,100          28,622
 Cross Timbers Oil Co..................................       4,200          42,787
 Crown Cork & Seal Co., Inc............................      24,900         507,337
 Cummins Engine Co., Inc...............................       4,700         190,350
 *Cypress Semiconductor Corp...........................       9,100         247,975
 *DVI, Inc.............................................       2,000          28,000
 Dain Rauscher Corp....................................       1,000          48,687
 *Dana Corp............................................      13,600         377,400
 Delphi Automotive Systems Corp........................      24,812         390,789
 *Delphi Financial Group, Inc. Class A.................       2,684          83,224
 *Delta Air Lines, Inc.................................      18,300         901,275
 Deltic Timber Corp....................................       1,000          25,750
 Detroit Diesel Corp...................................       3,700          67,987
 Devon Energy Corp.....................................       7,400         260,850
                                                            SHARES           VALUE+
                                                            ------           ------
 Dillards, Inc. Class A................................       6,700    $    126,462
 Dime Community Bancorp, Inc...........................       2,100          41,803
 Dimon, Inc............................................       6,400          21,600
 *Discount Auto Parts, Inc.............................       2,200          30,387
 Downey Financial Corp.................................       4,200          84,525
 *Dress Barn, Inc......................................       3,500          59,937
 *Dura Automotive Systems, Inc.........................       1,849          38,309
 *Dura Pharmaceuticals, Inc............................       7,200          93,825
 ENSCO International, Inc..............................      12,800         256,800
 EOG Resources, Inc....................................      11,800         218,300
 Earthgrains Co........................................       6,500         117,812
 *Eastman Chemical Co..................................      12,200         474,275
 *Electro Rent Corp....................................         800           9,475
 *Electroglas, Inc.....................................       1,600          45,550
 Energen Corp..........................................       2,800          53,900
 Enesco Group, Inc.....................................       3,000          36,562
 Enhance Financial Services Group, Inc.................       5,600          95,900
 *Enserch Exploration Corp.............................       4,700          12,337
 *Esterline Technologies Corp..........................       3,000          37,687
 Ethyl Corp............................................       9,900          41,456
 *Evans & Sutherland Computer Corp.....................       1,000          12,906
 Everest Reinsurance Holdings, Inc.....................       7,800         185,250
 #Exide Corp...........................................       3,000          30,937
 *Extended Stay America, Inc...........................      26,300         202,181
 FBL Financial Group, Inc. Class A.....................       8,000         139,000
 *FMC Corp.............................................       1,000          48,500
 *FSI International, Inc...............................       1,200          11,287
 *Fairchild Corp. Class A..............................       1,946          14,108
 *Farm Family Holdings, Inc............................       1,000          40,750
 *Federal-Mogul Corp...................................      16,200         361,462
 *Federated Department Stores, Inc.....................      34,100       1,604,831
 Fidelity National Financial, Inc......................       5,000          75,312
 Financial Security Assurance Holdings, Ltd............       4,600         242,937
 *Finish Line, Inc. Class A............................       2,400          15,825
 *Finova Group, Inc....................................       6,000         223,125
 First American Financial Corp.........................      15,500         199,562
 First Citizens Bancshares, Inc. NC....................       1,600         116,400
 *First Republic Bank..................................       1,000          23,562
 First Sentinel Bancorp, Inc...........................       8,700          72,455
 First Washington Bancorp, Inc.........................       1,000          16,562
 *FirstFed Financial Corp. DE..........................       3,000          46,312
 Flagstar Bancorp, Inc.................................       3,000          47,906
 Fleetwood Enterprises, Inc............................       5,200         109,200
 Fleming Companies, Inc................................       6,400          77,200
 Florida East Coast Industries, Inc....................       4,000         163,000
 Fluor Corp............................................       3,400         143,012
 *Ford Motor Co........................................     129,300       6,529,650
 *Forest Oil Corp......................................       3,100          35,456
 Fortune Brands, Inc...................................      17,000         581,187
 Foster Wheeler Corp...................................       6,300          64,181
 *Foundation Health Systems, Inc.......................      36,800         310,500
 Fremont General Corp..................................      16,100          81,506
 *Fritz Companies, Inc.................................       3,000          29,531
 Frontier Insurance Group, Inc.........................       5,000          15,000
 *GATX Corp............................................       8,400         276,150
 *General Cigar Holdings, Inc. Class A.................       1,000           7,562
 *General Communications, Inc. Class A.................      11,700          47,897
 General Motors Corp...................................      70,500       5,076,000
 *General Motors Corp. Class H.........................      23,400       2,003,625

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Georgia-Pacific Corp..................................      13,200    $    525,525
 Glatfelter (P.H.) Co..................................       6,300          81,112
 *Glenayre Technologies, Inc...........................       7,200          33,637
 *Golden State Bancorp, Inc............................       4,600          89,412
 Goodrich (B.F.) Co....................................      16,000         361,000
 *Goodyear Tire & Rubber Co............................      11,100         374,625
 Grand Premier Financial, Inc..........................         400           6,725
 *Grand Union Co.......................................         600           6,337
 Great Atlantic & Pacific Tea Co., Inc.................       6,500         165,344
 *Greenpoint Financial Corp............................      17,500         442,969
 *Grey Wolf, Inc.......................................      18,200          50,050
 *Griffon Corp.........................................       4,600          35,362
 Guarantee Life Companies, Inc.........................       2,000          62,937
 Guilford Mills, Inc...................................       2,600          18,850
 *Gymboree Corp........................................       3,000          18,187
 *HS Resources, Inc....................................       2,000          25,875
 *Ha-Lo Industries, Inc................................       9,600          60,000
 Hancock Holding Co....................................       1,200          48,487
 *Hanger Orthopedic Group, Inc.........................       3,700          37,925
 Harbor Florida Bancshares, Inc........................       3,500          44,297
 Hardinge Brothers, Inc................................       1,000          13,656
 Harleysville Group, Inc...............................       5,200          78,162
 Harman International Industries, Inc..................       1,400          72,100
 *Harris Corp..........................................      12,800         268,800
 Harsco Corp...........................................       2,000          59,625
 *Healthsouth Corp.....................................      67,800         385,612
 Heilig-Meyers Co......................................       9,800          35,525
 Helmerich & Payne, Inc................................       7,900         178,737
 *Hexcel Corp..........................................       9,100          54,031
 Hilton Hotels Corp....................................      19,900         200,244
 Hollinger International, Inc. Class A.................      14,900         187,181
 *Hollywood Park, Inc..................................       2,800          56,525
 *Homebase, Inc........................................       3,300          11,344
 Horton (D.R.), Inc....................................      15,700         215,875
 Host Marriott Corp....................................       7,100          66,119
 *Houston Exploration Co...............................       5,000         100,000
 Hughes Supply, Inc....................................       3,300          78,169
 *Humana, Inc..........................................      32,000         224,000
 Hunt (J.B.) Transport Services, Inc...................       5,500          72,703
 *Hutchinson Technology, Inc...........................       1,800          33,187
 *Hypercom Corp........................................       5,600          52,850
 IBP, Inc..............................................      14,200         313,288
 IMC Global, Inc.......................................      23,900         385,388
 IMCO Recycling, Inc...................................       2,600          33,475
 *Ikon Office Solutions, Inc...........................      29,400         196,613
 *Imation Corp.........................................       6,300         202,781
 *Imperial Credit Industries, Inc......................       6,100          35,838
 Imperial Sugar Co.....................................       2,200           8,800
 *Inacom Corp..........................................      10,100          59,969
 Independence Community Bank Corp......................       4,500          50,484
 *Information Resources, Inc...........................       4,500          44,930
 Ingles Market, Inc. Class A...........................       1,400          16,406
 *Ingram Micro, Inc....................................       7,800         103,838
 *Inprise Corp.........................................       9,700          86,694
 *Input/Output, Inc....................................       8,300          44,613
 *Integrated Electrical Services, Inc..................       7,000          74,375
 Interface, Inc. Class A...............................       7,100          32,172
 *Intergraph Corp......................................       8,100          36,323
 *Interim Services, Inc................................       8,300         153,031
 Intermet Corp.........................................       5,600          56,350
 International Paper Co................................      32,500       1,696,094
                                                            SHARES           VALUE+
                                                            ------           ------
 *International Rectifier Corp.........................       5,900    $    119,475
 *International Speciality Products, Inc...............      10,000          83,750
 Interpool, Inc........................................       4,300          38,163
 *Ionics, Inc..........................................       2,200          58,713
 *JDA Software Group, Inc..............................       2,100          29,466
 JSB Financial, Inc....................................       1,000          59,125
 *Jones Apparel Group, Inc.............................       1,352          36,082
 Justin Industries, Inc................................       4,400          68,338
 *K Mart Corp..........................................      89,000         884,438
 *Kaiser Aluminum Corp.................................      16,600         109,975
 Kaman Corp. Class A...................................       3,000          35,719
 Kellwood Co...........................................       4,700          97,525
 *Kemet Corp...........................................       5,100         184,397
 Kennametal, Inc.......................................       8,300         275,975
 *Kent Electronics Corp................................       1,700          38,994
 Kerr-McGee Corp.......................................       4,700         269,075
 *Key Energy Group, Inc................................      12,000          60,000
 LNR Property Corp.....................................       4,400          77,550
 LTV Corp..............................................      20,500          71,750
 Lafarge Corp..........................................      10,700         288,900
 *Lam Research Corp....................................       3,000         232,313
 Landamerica Financial Group, Inc......................       3,000          58,313
 *Landrys Seafood Restaurants, Inc.....................       3,600          31,781
 *Lanier Worldwide, Inc................................      12,800          51,200
 Lehman Brothers Holdings, Inc.........................      19,400       1,481,675
 Lennar Corp...........................................       8,200         133,763
 Liberty Corp..........................................       1,000          45,750
 *Liberty Financial Companies, Inc.....................       8,000         188,000
 Lincoln National Corp.................................      12,800         533,600
 *Lockheed Martin Corp.................................      28,100         558,488
 *Loews Cineplex Entertainment Corp....................      13,100          85,150
 Loews Corp............................................      21,900       1,401,600
 *Lone Star Steakhouse Saloon..........................       5,600          42,263
 *Lone Star Technologies, Inc..........................       3,000          75,938
 Longview Fibre Co.....................................       8,500         108,375
 *Louis Dreyfus Natural Gas Corp.......................       3,700          66,600
 *Louisiana-Pacific Corp...............................      21,900         268,275
 Lubrizol Corp.........................................       4,900         134,138
 Luby's Cafeterias, Inc................................       2,500          29,063
 *Lyondell Chemical Co.................................      23,900         334,600
 M.A. Hanna Co.........................................       7,700          80,369
 MBIA, Inc.............................................      14,900         745,000
 MDC Holdings, Inc.....................................       3,000          44,813
 *MEMC Electronic Materials, Inc.......................       3,200          38,400
 *MGM Grand, Inc.......................................       2,000          98,750
 *MS Carriers, Inc.....................................       2,000          52,375
 *Magellan Health Services, Inc........................       3,600          22,500
 *Magnetek, Inc........................................       4,500          30,094
 *Mallon Resources Corp................................       1,000           6,000
 *Mandalay Resort Group................................      14,800         345,025
 *Manor Care, Inc......................................      22,300         447,394
 Marcus Corp...........................................       3,000          38,250
 *Marine Drilling Companies, Inc.......................       4,200          70,875
 Mark IV Industries, Inc...............................       5,800         108,750
 *Maxxam, Inc..........................................         500          22,719
 Mead Corp.............................................      16,600         592,413
 *Metals USA, Inc......................................       6,000          50,250
 *Metrocall, Inc.......................................       2,800           5,775
 *Metromedia International Group, Inc..................      12,600          56,700
 Michael Foods, Inc....................................       1,000          25,156
 *Michaels Stores, Inc.................................       4,200         131,906
 *Micro Warehouse, Inc.................................       5,700          67,153

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Midland Co............................................       1,000    $     23,125
 Mikasa, Inc...........................................       1,000          10,875
 Milacron, Inc.........................................       4,500          65,531
 Millennium Chemicals, Inc.............................      12,500         244,531
 *Miller Industries, Inc...............................       5,900          14,381
 Mine Safety Appliances Co.............................       1,000          63,000
 *Mirage Resorts, Inc..................................      34,400         440,750
 Mississippi Chemical Corp.............................       3,000          15,938
 Mitchell Energy & Development Corp. Class A...........       2,000          47,125
 Mitchell Energy & Development Corp. Class B...........       2,500          57,500
 *Modis Professional Services, Inc.....................      20,600         220,163
 *Moog, Inc. Class A...................................         500          13,125
 *Morrison Knudsen Corp................................       7,600          66,025
 Movado Group, Inc.....................................       1,400          33,338
 Murphy Oil Corp.......................................       3,600         203,400
 NCH Corp..............................................         600          27,975
 *NCI Building Systems, Inc............................       1,000          16,625
 *NS Group, Inc........................................       3,500          36,313
 Nabisco Group Holdings Corp...........................      61,000         705,313
 *Nabors Industries, Inc...............................       1,127          29,949
 Nacco Industries, Inc. Class A........................       1,000          48,438
 National Presto Industries, Inc.......................       1,000          35,250
 *National Semiconductor Corp..........................      21,500         913,750
 National Steel Corp. Class B..........................       2,700          15,694
 *Network Equipment Technologies, Inc..................       2,600          32,013
 *Newpark Resources, Inc...............................       5,500          33,000
 Noble Affiliates, Inc.................................       6,000         132,000
 *Noble Drilling Corp..................................      11,700         326,138
 Norfolk Southern Corp.................................      76,300       1,630,913
 Northrop Grumman Corp.................................       6,000         337,125
 *Nuevo Energy Co......................................       3,100          47,856
 *O'Sullivan Industries Holdings, Inc..................       1,500          25,688
 Oakwood Homes Corp....................................       4,000          12,000
 *Oceaneering International, Inc.......................       1,500          19,500
 OceanFirst Financial Corp.............................       1,600          29,650
 *Ocwen Financial Corp.................................      14,200          92,300
 *Officemax, Inc.......................................      31,000         189,875
 *Offshore Logistics, Inc..............................       3,600          35,550
 *#Ohio Casualty Corp..................................       9,900         152,522
 Old Republic International Corp.......................      26,200         327,500
 Olin Corp.............................................       3,800          68,163
 Olsten Corp...........................................      11,200         113,400
 Omnicare, Inc.........................................       9,200         124,775
 *On Command Corp......................................       1,600          23,900
 *Orbital Sciences Corp................................       2,100          29,138
 Oregon Steel Mills, Inc...............................       4,300          34,938
 *Ortel Corp...........................................       3,000         190,875
 Overseas Shipholding Group, Inc.......................       8,300         121,388
 *Owens-Illinois, Inc..................................      31,800         761,213
 Oxford Industries, Inc................................       1,000          21,313
 PMI Group, Inc........................................       4,050         202,247
 PXRE Group, Ltd.......................................       1,000          12,375
 Pacific Century Financial Corp........................      12,800         251,200
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A....................      13,900         651,563
 *Pactiv Corporation...................................      34,400         352,600
 Park Electrochemical Corp.............................       1,000          32,875
 *Park Place Entertainment Corp........................      19,900         256,213
                                                            SHARES           VALUE+
                                                            ------           ------
 *Parker Drilling Co...................................      14,900    $     58,669
 *Paxar Corp...........................................       5,900          50,150
 *Paxson Communications Corp...........................       6,600          75,488
 Penney (J.C.) Co., Inc................................      52,200       1,164,713
 Pep Boys - Manny, Moe & Jack..........................      14,600         141,438
 *Perrigo Co...........................................       5,600          47,075
 *Per-Se Technologies, Inc.............................       2,000          15,031
 *Petco Animal Supplies, Inc...........................       3,200          44,400
 *PetSmart, Inc........................................       3,100          13,466
 *Phelps Dodge Corp....................................      10,973         570,596
 Phillips-Van Heusen Corp..............................       4,600          39,100
 Phoenix Investment Partners, Ltd......................       2,800          21,875
 *Phycor, Inc..........................................      16,800          24,675
 *Pico Holdings, Inc...................................       2,500          38,047
 *Picturetel Corp......................................       3,500          17,336
 Pier 1 Imports, Inc. DE...............................      13,200          91,575
 Pilgrim Pride Corp....................................       2,200          17,050
 *Pioneer Natural Resources Co.........................      19,500         162,094
 Pioneer Standard Electronics, Inc.....................       3,700          49,719
 *#Planet Hollywood, Inc...............................       6,700             673
 *Players International, Inc...........................         600           4,669
 *Polymer Group, Inc...................................       5,200          97,825
 Potlatch Corp.........................................       5,200         210,275
 *Premier Parks, Inc...................................       1,100          27,500
 Presidential Life Corp................................       4,700          83,131
 *Price Communications Corp............................       4,265         106,892
 *Pride International, Inc.............................      13,600         195,500
 *Primark Corp.........................................       5,100         135,469
 *Prime Hospitality Corp...............................      12,600         109,463
 *Protection One, Inc..................................      25,500          44,625
 Pulte Corp............................................      11,200         224,700
 Quanex Corp...........................................       2,000          42,375
 *Quest Diagnostics, Inc...............................       4,600         140,013
 Questar Corp..........................................      13,700         235,469
 *Quorum Health Group, Inc.............................      14,400         129,150
 *R & B Falcon Corp....................................      29,100         360,113
 RJ Reynolds Tobacco Holdings, Inc.....................      22,033         469,578
 RLI Corp..............................................       2,000          68,000
 *RTI International Metals, Inc........................       4,100          27,163
 Radian Group, Inc.....................................       6,500         317,688
 *Rayonier, Inc........................................       3,400         151,088
 *Raytheon Co. Class A.................................      12,000         349,500
 *Raytheon Co. Class B.................................      26,000         797,875
 *Read-Rite Corp.......................................       3,800          20,841
 *Reebok International, Ltd............................      14,200         127,800
 Reliance Bancorp, Inc.................................       1,000          39,344
 Reliance Group Holdings, Inc..........................       2,800          11,200
 *Renaissance Worldwide, Inc...........................      14,900          71,706
 *Rent-Way, Inc........................................       1,000          15,250
 *Republic Bankshares, Inc.............................       1,000          14,094
 Resource America, Inc.................................       2,400          20,175
 Reynolds Metals Co....................................       9,600         600,600
 Riggs National Corp...................................       3,300          46,922
 Roadway Express, Inc..................................       3,000          59,719
 Rock-Tenn Co. Class A.................................       3,800          58,900
 Rollins Truck Leasing Corp............................       9,600         112,800
 *Romac International, Inc.............................      12,000         134,625
 Rouge Industries, Inc. Class A........................       1,000           7,563
 *Rowan Companies, Inc.................................       9,600         164,400
 Russ Berrie & Co., Inc................................       1,700          43,350
 Russell Corp..........................................       5,900          77,069
 *Ryans Family Steak Houses, Inc.......................       5,200          51,188

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ryder System, Inc.....................................      11,700    $    263,981
 Ryerson Tull, Inc.....................................       7,600         155,325
 Ryland Group, Inc.....................................       2,100          47,775
 #SCPIE Holdings, Inc..................................       2,000          69,625
 Safeco Corp...........................................      26,500         628,547
 *Safety-Kleen Corp....................................      15,200         178,600
 Saint Paul Companies, Inc.............................      45,500       1,373,531
 *Saks, Inc............................................      20,600         360,500
 *Santa Fe Snyder Corp.................................       9,000          72,000
 Schulman (A.), Inc....................................       2,100          33,272
 Schweitzer-Maudoit International, Inc.................       2,100          27,825
 *Seacor Smit, Inc.....................................       1,500          77,813
 *Seagate Technology, Inc..............................       2,700          99,900
 *Sears, Roebuck & Co..................................      24,100         823,919
 *Seitel, Inc..........................................       3,700          24,975
 Selective Insurance Group, Inc........................       4,800          84,150
 *Sensormatic Electronics Corp.........................      18,900         301,219
 *Sequa Corp. Class A..................................       1,000          55,625
 Service Corp. International...........................      55,200         417,450
 *Service Experts, Inc.................................       3,000          18,750
 *Shaw Group, Inc......................................       1,300          27,138
 *Shopko Stores, Inc...................................       4,500         102,094
 *Sierra Health Services, Inc..........................       4,100          38,438
 *Silicon Graphics, Inc................................       7,000          66,063
 *Silicon Valley Group, Inc............................       5,800          83,194
 Skyline Corp..........................................       1,200          29,775
 Smart & Final Food, Inc...............................       3,900          26,813
 Smith (A.O.) Corp.....................................       3,000          66,000
 Smith (A.O.) Corp. Convertible Class A................       1,000          21,500
 *Sola International, Inc..............................       4,900          69,825
 *Sonic Automotive, Inc................................       1,000           9,000
 South Jersey Industries, Inc..........................       1,900          55,694
 Southwestern Energy Co................................       7,600          56,525
 Sovereign Bancorp, Inc................................      27,420         242,924
 *SpeedFam-IPEC, Inc...................................       1,200          14,175
 *Spiegel, Inc. Class A Non-Voting.....................       2,100          16,734
 *Sports Authority, Inc................................       3,300           7,013
 Springs Industries, Inc. Class A......................       2,000          80,000
 *Staffmark, Inc.......................................       8,300          66,011
 Standard Motor Products, Inc. Class A.................       5,000          91,563
 Standard Pacific Corp. DE.............................       6,900          75,900
 *Standard Register Co.................................       4,000          84,250
 Starwood Hotels and Resorts Worldwide, Inc............      35,900         801,019
 State Auto Financial Corp.............................       8,200          79,181
 Staten Island Bancorp, Inc............................       6,300         123,244
 Stepan Co.............................................       1,100          26,056
 Stewart & Stevenson Services, Inc.....................       3,900          46,556
 Stewart Information Services Corp.....................       2,000          27,000
 Stone & Webster, Inc..................................       2,000          32,750
 Stride Rite Corp......................................       5,189          33,080
 *#Sunbeam Corp........................................      14,800          73,075
 *#Sunoco, Inc.........................................       9,200         235,175
 *Sunrise Medical, Inc.................................       1,500           9,000
 *Sunterra Corp........................................       3,000          32,250
 *Tech Data Corp.......................................       8,300         203,869
 *Tecumseh Products Co. Class A........................       2,000          96,063
 Tecumseh Products Co. Class B.........................       1,000          43,563
 Tektronix, Inc........................................       3,400         115,600
 Telephone & Data Systems, Inc.........................       4,100         546,069
                                                            SHARES           VALUE+
                                                            ------           ------
 Telxon Corp...........................................       1,100    $     17,359
 Temple-Inland, Inc....................................       4,200         240,450
 *Tenet Healthcare Corp................................      50,500       1,126,781
 Tenneco Automotive, Inc...............................       6,880          54,180
 Terra Industries, Inc.................................       2,000           4,125
 *Tesoro Petroleum Corp................................       5,000          60,000
 Texas Industries, Inc.................................       3,600         130,500
 *Thermedics, Inc......................................       6,400          36,400
 *Thermo Bioanalysis Corp..............................       1,000          17,625
 *Thermo Ecotek Corp...................................       1,000           7,375
 *Thermo Optek Corp....................................       6,600          66,413
 *Thermo-Electron Corp.................................      31,100         466,500
 *ThermoQuest Corp.....................................       4,100          42,281
 Tidewater, Inc........................................       9,800         312,988
 Timken Co.............................................      14,700         281,138
 Titan International, Inc..............................       2,700          17,888
 #Titanium Metals Corp.................................       4,200          22,838
 *Toll Brothers, Inc...................................       5,600         100,100
 *Total Renal Care Holdings, Inc.......................      15,000         106,875
 *Tower Automotive, Inc................................       1,200          18,000
 *Toys R Us, Inc.......................................      48,900         855,750
 Travelers Property Casualty Corp......................      10,400         346,450
 Trenwick Group, Inc...................................         825          16,758
 *Trex Medical Corp....................................       3,000           8,250
 *Trico Marine Services, Inc...........................       7,500          56,016
 *Trinity Industries, Inc..............................       6,200         181,350
 *Triumph Group........................................       1,500          36,469
 *Tuboscope Vetco International, Inc...................       4,500          64,125
 *Twinlab Corp.........................................       3,300          32,175
 *U.S. Office Products, Co.............................       1,600           5,900
 *UAL Corp.............................................       8,900         611,875
 UMB Financial Corp....................................       3,000         121,875
 *US Oncology, Inc.....................................      18,588          88,583
 USX-Marathon Group, Inc...............................      45,500       1,202,906
 USX-US Steel Group....................................      19,000         480,938
 Ultramar Diamond Shamrock Corp........................      13,700         346,781
 *Ultratech Stepper, Inc...............................       3,000          56,719
 *Unifi, Inc...........................................      10,800         143,100
 Unifirst Corp.........................................       1,000          15,188
 Union Pacific Corp....................................      50,700       2,386,069
 Union Pacific Resources Group, Inc....................      30,000         391,875
 *United Rentals, Inc..................................      11,800         203,550
 *United States Home Corp..............................       2,000          51,500
 Unitrin, Inc..........................................      15,800         590,525
 *Unova, Inc...........................................      10,000         131,250
 UnumProvident Corp....................................      37,100       1,208,069
 Valero Energy Corp....................................      13,900         288,425
 Valhi, Inc............................................      18,700         202,194
 *Value City Department Stores, Inc....................       3,800          63,413
 *Varian Medical Systems, Inc..........................       4,900         128,013
 *Venator Group, Inc...................................      27,700         190,438
 *Veritas DGC, Inc.....................................       3,000          43,688
 *Veterinary Centers of America, Inc...................       4,800          53,850
 Vintage Petroleum, Inc................................       6,100          65,194
 *Vishay Intertechnology, Inc..........................      11,000         318,313
 *Volt Information Sciences, Inc.......................       3,000          66,938
 WFS Financial, Inc....................................       3,000          66,844
 Wabash National Corp..................................       4,000          58,750
 Wallace Computer Services, Inc........................       1,900          38,119
 Watsco, Inc. Class A..................................       3,000          32,625
 Watts Industries, Inc. Class A........................       2,300          32,056
 *Webb (Del) Corp......................................       3,000          68,625

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 Wellman, Inc..........................................       4,700    $     74,906
 Werner Enterprises, Inc...............................       1,000          15,000
 Wesco Financial Corp..................................       1,000         275,000
 Westcorp, Inc.........................................       4,000          58,750
 Westvaco Corp.........................................      21,100         636,956
 White Mountains Insurance Group, Inc..................       1,000         118,000
 Whitney Holdings Corp.................................       3,900         148,078
 *Windmere Corp........................................       2,500          35,781
 *Wisconsin Central Transportation Corp................       8,600         120,669
 *Wolverine Tube, Inc..................................       2,000          30,375
 Wolverine World Wide, Inc.............................       2,500          27,344
 Woodward Governor Co..................................       1,600          43,150
 Worthington Industries, Inc...........................      10,300         164,156
 XL Capital, Ltd.......................................       1,830          93,330
 *Xtra Corp............................................       2,000          80,000
 Yankee Energy Systems, Inc............................       1,220          52,079
 *Yellow Corp..........................................       4,200          70,875
 Zenith National Insurance Corp........................       2,300          47,725
 *Ziff-Davis, Inc......................................      21,500         396,406
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $126,790,793)..................................                 125,312,264
                                                                       ------------


                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
  12/01/99 (Collateralized by U.S. Treasury Notes
  6.125%, 07/31/00, valued at $5,598,188) to be
  repurchased at $5,507,811.
  (Cost $5,507,000)                                        $  5,507    $  5,507,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $132,297,793)++................................                $130,819,264
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $132,397,286.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value.......................................................................  $ 130,819
Collateral for Securities Loaned...........................................................        622
Receivables:
  Dividends and Interest...................................................................        258
  Investment Securities Sold...............................................................         82
  Fund Shares Sold.........................................................................        311
Prepaid Expenses and Other Assets..........................................................         28
                                                                                             ---------
    Total Assets...........................................................................    132,120
                                                                                             ---------

LIABILITIES:
Payable for Collateral on Securities Loaned................................................        622
Payable for Investment Securities Purchased................................................      5,461
Accrued Expenses and Other Liabilities.....................................................         33
                                                                                             ---------
    Total Liabilities......................................................................      6,116
                                                                                             ---------

NET ASSETS.................................................................................  $ 126,004
                                                                                             =========
Investments at Cost........................................................................  $ 132,298
                                                                                             =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                        FOR THE PERIOD DECEMBER 14, 1998

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends..............................................................................  $   1,172
  Interest...............................................................................        171
  Income From Securities Lending.........................................................          6
                                                                                           ---------
      Total Investment Income............................................................      1,349
                                                                                           ---------
EXPENSES
  Investment Advisory Services...........................................................        143
  Accounting & Transfer Agent Fees.......................................................         28
  Custodian's Fee........................................................................         10
  Legal Fees.............................................................................         13
  Audit Fees.............................................................................          1
  Shareholders' Reports..................................................................          1
  Trustees' Fees and Expenses............................................................          1
  Other..................................................................................          4
                                                                                           ---------
      Total Expenses.....................................................................        201
                                                                                           ---------
  NET INVESTMENT INCOME..................................................................      1,148
                                                                                           ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net Realized Loss on Investment Securities.............................................       (463)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities..............     (1,479)
                                                                                           ---------
  NET LOSS ON INVESTMENT SECURITIES......................................................     (1,942)
                                                                                           ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $    (794)
                                                                                           =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE PERIOD DECEMBER 14, 1998

                          (COMMENCEMENT OF OPERATIONS)

                              TO NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..............................................................  $   1,148
  Net Realized Loss on Investment Securities.........................................       (463)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities..........     (1,479)
                                                                                       ---------

      Net Decrease in Net Assets Resulting from Operations...........................       (794)
                                                                                       ---------

Transactions in Interest:
  Contributions......................................................................    132,586
  Withdrawals........................................................................     (5,788)
                                                                                       ---------
      Net Increase from Transactions in Interest.....................................    126,798
                                                                                       ---------
      Total Increase.................................................................    126,004

NET ASSETS
  Beginning of Period................................................................         --
                                                                                       ---------
  End of Period......................................................................  $ 126,004
                                                                                       =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                        FOR THE PERIOD DECEMBER 14, 1998
                          (COMMENCEMENT OF OPERATIONS)
                              TO NOVEMBER 30, 1999
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Net Asset Value, Beginning of Period....................................................        N/A++
                                                                                          ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................................................         --
  Net Gains (Losses) on Securities (Realized and Unrealized)............................         --
                                                                                          ---------
    Total from Investment Operations....................................................         --
                                                                                          ---------
LESS DISTRIBUTIONS
  Net Investment Income.................................................................         --
  Net Realized Gains....................................................................         --
                                                                                          ---------
    Total Distributions.................................................................        N/A++
                                                                                          ---------
Net Asset Value, End of Period..........................................................  $ 126,004
                                                                                          =========
Total Return............................................................................        N/A

Net Assets, End of Period (thousands)...................................................  $ 126,004
Ratio of Expenses to Average Net Assets.................................................       0.29%*(a)
Ratio of Net Investment Income to Average Net Assets....................................       1.66%*(a)
Portfolio Turnover Rate.................................................................       9.72%*

--------------------------------------------------------------------------------
   *  Annualized
  ++  Not applicable as The Tax-Managed U.S. Marketwide Value Series is
      organized as a partnership.
 (a)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the period ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the period ended November 30, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 133,251
Sales..................................................      6,614

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $  11,689
Gross Unrealized Depreciation..........................    (13,267)
                                                         ---------
  Net..................................................  $  (1,578)
                                                         =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the period ended November 30, 1999 were as follows:

   WEIGHTED         WEIGHTED          NUMBER OF         INTEREST          MAXIMUM
    AVERAGE         AVERAGE             DAYS             EXPENSE      AMOUNT BORROWED
 INTEREST RATE    LOAN BALANCE       OUTSTANDING        INCURRED       DURING PERIOD
---------------  --------------  -------------------  -------------  ------------------
        5.75%     $    188,000                1         $      30       $    188,000

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1999, the market value of securities on loan to brokers was $594,479, the related collateral cash received was $621,700 and the value of collateral on overnight repurchase agreements was $634,821.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000